Convertible Note Payable - Schedule of Convertible Note Payable (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Less: unamortized debt discounts
Convertible note payable	300,000	300,000
Convertible Note Payable One [Member]
Convertible note payable, gross	300,000	300,000
Convertible Note Payable Two [Member]
Convertible note payable, gross